Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivable:
Trade accounts receivable	$ 203.4	$ 149.4
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	4,448.0	91.0
Trade accounts payable
Trade accounts payable	502.3	358.0
Total	4,950.3	449.0
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2,752.3	1,279.9
Trade accounts receivable:
Trade accounts receivable	203.4	149.4
Total	2,955.7	1,429.3
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	83.4	43.1
Trade accounts payable
Trade accounts payable	54.3	73.3
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	89.5	128.7
Trade accounts receivable:
Trade accounts receivable	6.5	6.3
Net exposure (1-2):
Net exposure	41.7	(18.6)
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	4,342.2	47.9
Trade accounts payable
Trade accounts payable	385.6	248.0
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2,617.6	1,044.0
Trade accounts receivable:
Trade accounts receivable	173.7	120.0
Net exposure (1-2):
Net exposure	1,936.5	(868.1)
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	22.4	0.0
Trade accounts payable
Trade accounts payable	61.1	35.3
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	42.8	105.7
Trade accounts receivable:
Trade accounts receivable	23.2	23.1
Net exposure (1-2):
Net exposure	17.5	(93.5)
Other currencies [member] | Without the effect of derivative transactions [member]
Trade accounts payable
Trade accounts payable	1.3	1.4
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2.4	1.5
Net exposure (1-2):
Net exposure	$ (1.1)	$ (0.1)